Note 10 - Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Notes to Financial Statements
Subsequent Events [Text Block]
Note
10.
Subsequent Events.

Management has evaluated subsequent events through the date of the filing of this Quarterly Report and management noted the following for disclosure.

Calvert Employment Agreement

On
May
2,
2017,
BioLargo, Inc. (the “Company”) and its President and Chief Executive Officer Dennis P. Calvert entered into an employment agreement (the “Calvert Employment Agreement”), replacing in its entirety the previous employment agreement with Mr. Calvert dated
April
30,
2007.

The Calvert Employment Agreement provides that Mr. Calvert will continue to serve as the President and Chief Executive Officer of the Company and receive base compensation equal to his current rate of pay of
$288,603
annually. In addition to this base compensation, the agreement provides that he is eligible to participate in incentive plans, stock option plans, and similar arrangements as determined by the Company’s Board of Directors, health insurance premium payments for himself and his immediate family, a car allowance of
$800
per month, paid vacation of
four
weeks per year, and bonuses in such amount as the Compensation Committee may
determine from time to time.

The Calvert Employment Agreement provides that Mr. Calvert will be granted an option (the “Option”) to purchase
3,731,322
shares of the Company’s common stock. The Option shall be a non-qualified stock option, exercisable at
$0.45
per share, which represents the market price of the Company’s common stock as of the date of the agreement, exercisable for ten
years from the date of grant and vesting in equal increments over five
years. Notwithstanding the foregoing, any portion of the Option which has not yet vested shall be immediately vested in the event of, and prior to, a change of control, as defined in the Calvert Employment Agreement. The agreement also provides for a grant of
1,500,000
shares of common stock, subject to the execution of a “lock-up agreement” whereby the shares remain unvested unless and until the earlier of (i) a sale of the Company, (ii) the successful commercialization of the Company’s products or technologies as demonstrated by its receipt of at least
$3,000,000
in cash, or the recognition of
$3,000,000
in revenue, over a
12
-month period from the sale of products and/or the license of technology, and (iii) the Company’s breach of the employment agreement resulting in his termination. The Option contains the other terms standard in option agreements issued by the Company, including provisions for a cashless exercise.

The Calvert Employment Agreement has a term of
five
years, unless earlier terminated in accordance with its terms. The Calvert Employment Agreement provides that Mr. Calvert’s employment may
be terminated by the Company due to his death or disability, for cause, or upon a merger, acquisition, bankruptcy or dissolution of the Company. “Disability” as used in the Calvert Employment Agreement means physical or mental incapacity or illness rendering Mr. Calvert unable to perform his duties on a long-term basis (i) as evidenced by his failure or inability to perform his duties for a total of
120
days in any
360
-day period, or (ii) as determined by an independent and licensed physician whom Company selects, or (iii) as determined without recourse by the Company’s disability insurance carrier. “Cause” means that Mr. Calvert has (i) engaged in willful misconduct in connection with the Company’s business; or (ii) been convicted of, or plead guilty or nolo contendre
 in connection with, fraud or any crime that constitutes a felony or that involves moral turpitude or theft. If Mr. Calvert’s employment is terminated due to merger or acquisition, then he will be eligible to receive the greater of (i)
one
year’s compensation plus an additional
one
half year for each year of service since the effective date of the employment agreement or (ii)
one
year’s compensation plus an additional
one
half year for each year remaining in the term of the agreement. Otherwise, he is only entitled to receive compensation due through the date of termination.

The Calvert Employment Agreement requires Mr. Calvert to keep certain information confidential, not to solicit customers or employees of the Company or interfere with any business relationship of the Company, and to assign all inventions made or created during the term of the Calvert Employment Agreement as “work made for hire”.

Exercise of
2007
Stock Option

On
April
30,
2017,
Mr. Calvert delivered a notice of exercise of
3,866,630
shares pursuant to his stock option agreement dated
April
30,
2007.
The exercise price was
$0.18
per share, and the Company issued
2,501,937
shares, calculated by multiplying the difference between the market price of
$0.51
and the exercise price of
$0.18
with the number of shares exercised, and dividing that amount by the market price. No cash consideration was tendered
with respect to the exercise. The remaining
3,866,629
shares available for purchase under the option agreement expired unexercised.

Pursuant to a “lock-up agreement” dated
April
30,
2017,
Mr. Calvert agreed to restrict the sales of the shares received until the earlier of (i) the consummation of a sale (in a single transaction or in a series of related transactions) of the Company by means of a sale of (a) a majority of the then outstanding common stock (whether by merger, consolidation, sale or transfer of common stock, reorganization, recapitalization or otherwise) or (b) all or substantially all of its assets; and (ii) the successful commercialization of the Company’s products or technologies as demonstrated by its receipt of at least
$3,000,000
in cash, or the recognition of
$3,000,000
in revenue, over a
12
-month period from the sale of products and/or the license of technology; and (iii) the Company’s breach of the employment agreement between the Company and Calvert dated
May
2,
2017
and resulting in Calvert’s termination.

Note
10.
Subsequent Events

Management has evaluated subsequent events through the date of the filing of this Annual Report and management noted the following for disclosure.

Unit Offering

During the
three
months ended
March
31,
2017,
we received
$125,000
and issued unsecured convertible promissory notes to
five
investors pursuant to our Unit Offering (see Note
5).
The notes mature
December
31,
2019,
accrue interest at a rate of
12%
per annum, and are convertible at the Unit price of
$0.70.
Each investor, for no additional consideration, received a Series A stock purchase warrant to purchase
219,298
shares of common stock. (See Note
7.)

Conversion of Notes due
July
8,
2017

On
January
13,
2017,
the holders of the notes maturing
July
8,
2017,
in the aggregate principal amount of
$280,000
(see Note
4),
exercised their right to convert their notes into
640,889
shares of our common stock.